INCOME TAXES - Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax payable	$ 61	$ 47
Uncertain tax provisions	93	133
Total income tax payable	$ 154	$ 180